Intangible Assets, Net (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Notes to Financial Statements
Amortization expense	$ 52,397
Amortization expense		$ 104,058